Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Restricted cash	$ 70,545	$ 62,321
Accounts receivable	32,036	1,556
Assets, Noncurrent [Abstract]
Property and equipment, net	2,637,139	429,981
Intangible assets, net	361,673	22,600
Other assets, including consolidated variable interest entities of $16,658 and $0 in 2014 and 2013, respectively	18,964	10,765
Current liabilities:
Current portion of long-term debt	97,412	38,035
Accounts payable, accrued expenses and other current liabilities	83,612	9,862
Deferred revenue	24,264	428
Liabilities, Noncurrent [Abstract]
Long-term debt and financing lease obligations, less current portion	1,599,277	403,615
Deferred revenue	52,214	5,376
Asset retirement obligations	$ 78,175	$ 13,005
Par value (in dollars per share)	$ 0.01	$ 0.01
Shares authorized (in shares)	50,000,000	50,000,000
Shares issued (in shares)	0	0
Shares outstanding (in shares)	0	0
Shares outstanding (in shares)	112,584,638
Consolidated variable interest entities
Current assets:
Restricted cash	$ 39,898	$ 2,139
Accounts receivable	16,921	0
Assets, Noncurrent [Abstract]
Property and equipment, net	1,466,223	26,006
Intangible assets, net	259,004	0
Other assets, including consolidated variable interest entities of $16,658 and $0 in 2014 and 2013, respectively	16,658	0
Current liabilities:
Current portion of long-term debt	20,907	587
Accounts payable, accrued expenses and other current liabilities	27,284	0
Deferred revenue	12,941	0
Liabilities, Noncurrent [Abstract]
Long-term debt and financing lease obligations, less current portion	620,853	8,683
Deferred revenue	51,943	0
Asset retirement obligations	$ 32,181	$ 1,627
Class A Common Stock
Liabilities, Noncurrent [Abstract]
Par value (in dollars per share)	$ 0.01	$ 0
Shares authorized (in shares)	850,000,000	0
Shares issued (in shares)	42,218,000	0
Shares outstanding (in shares)	42,218,000	0
Common Class B
Liabilities, Noncurrent [Abstract]
Par value (in dollars per share)	$ 0.01	$ 0
Shares authorized (in shares)	140,000,000	0
Shares issued (in shares)	64,526,000	0
Shares outstanding (in shares)	64,526,000	0
Common Class B1
Liabilities, Noncurrent [Abstract]
Par value (in dollars per share)	$ 0.01	$ 0
Shares authorized (in shares)	260,000,000	0
Shares issued (in shares)	5,840,000	0
Shares outstanding (in shares)	5,840,000	0